Related Party Notes Payable (Detail) - Assumptions Used in Calculating Fair Value of Derivative Liability (USD $)	1 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	38.28%	46.58%	44.84%	42.95%	46.58%
Risk free interest rate	1.14%	0.25%	0.61%	0.37%	0.25%
Expected remaining term (years)	2 years	54 days	9 months	2 years 146 days	54 days
Common stock price (in Dollars per share)	$ 9.64	$ 0.60	$ 1.80	$ 2.30	$ 0.60